Additional paid-in capital (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Paid-in Capital
Risk-free interest rate	3.05%	0.87%	0.20%
Expected life (years)
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	123.00%	278.00%	312.00%
Forfeiture rate	0.00%	0.00%	0.00%